Lease	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
LEASE

14. LEASE

As of December 31, 2023, the Group has two long-term operating leases for laboratories and clinic with remaining terms expiring from 2024 through 2026 and a weighted average remaining lease term of 1.9 years. Weighted average discount rates used in the calculation of the operating lease liability is 8%.

	For the year ended December 31, 2023	For the year ended December 31, 2022
Lease cost
Finance lease cost:
Depreciation	$-	$47,818
Interest on lease liabilities	-	1,435
Operating lease cost	252,345	349,031
Short-term lease cost	65,221	85,598
Variable lease cost	-	-
Sublease income	-	-
Total lease cost	$317,566	$483,882

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$389,365	$369,505
Financing cash flows from finance leases	-	49,358
Right-of-use assets obtained in exchange for new operating lease liabilities	338,525	549,596
Weighted-average remaining lease term – finance leases	-	-
Weighted-average remaining lease term – operating leases	1.9 years	1.1 years
Weighted-average discount rate – finance leases	-%	2.5%
Weighted-average discount rate – operating leases	8.0%	8.0%

For the year ended December 31, 2023, an impairment loss of $200,916 on right-of-use assets was recognized in other operating expenses as the Group considered that the carrying amount of a right-of-use asset related to a lease of clinic may not be recoverable. Additionally, the Group early terminated a lease agreement for a right-of-use asset relating to an office, which resulted in a recognized loss on early termination of the right-of-use asset totaling $31,030 in other operating expenses. For the years ended December 31, 2022 and 2021, the Group did not recognize any impairment losses and loss on disposal of right-of-use assets.

The maturity analysis of operating leases liabilities as of December 31, 2023 is as follows:

December 31, 2023
Remaining periods ending December 31,
2024	$120,824
2025	97,541
2026	24,573
Total future undiscounted cash flow	242,938
Less: Discount on operating lease liabilities	(18,221)
Present value of operating lease liabilities	224,717
Less: Current portion of operating lease liabilities	(125,232)
Non-current portion of operating lease liabilities	$99,485